JANUARY AND MARCH 2012 FINANCING (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Price of the Company's common stock	$ 0.62
Dividend yield	0.00%
Risk free interest rate	0.91%
Maximum [Member]
Expected terms	3 years
Expected volatility	94.00%
Minimum [Member]
Expected terms	2 years
Expected volatility	73.00%
Valuation Assumptions Issuance Date [Member] | Warrant [Member]
Price of the Company's common stock	$ 0.62
Dividend yield	0.00%
Expected price at which holders are likely to exercise their warrants	$ 1.25
Valuation Assumptions Issuance Date [Member] | Maximum [Member] | Warrant [Member]
Expected terms	7 years
Risk free interest rate	1.47%
Expected volatility	96.69%
Valuation Assumptions Issuance Date [Member] | Minimum [Member] | Warrant [Member]
Expected terms	5 years
Risk free interest rate	0.89%
Expected volatility	96.68%
Valuation Assumptions Expiration Date [Member] | Warrant [Member]
Price of the Company's common stock	$ 0.85
Dividend yield	0.00%
Expected volatility	95.73%
Expected price at which holders are likely to exercise their warrants	$ 1.25
Valuation Assumptions Expiration Date [Member] | Maximum [Member] | Warrant [Member]
Expected terms	6 years 8 months 12 days
Risk free interest rate	1.11%
Valuation Assumptions Expiration Date [Member] | Minimum [Member] | Warrant [Member]
Expected terms	4 years 7 months 6 days
Risk free interest rate	0.73%